March 31, 2025
2025 Quarterly Report (Unaudited)

BlackRock Funds III
• BlackRock LifePath® Dynamic 2060 Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
March 31, 2025
BlackRock LifePath® Dynamic 2060 Fund
(Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 87.7%
BlackRock Advantage Emerging Markets Fund, Class K	820,278	$ 8,416,050
BlackRock Real Estate Securities Fund	28,269	428,270
BlackRock Tactical Opportunities Fund, Class K	87,654	1,311,311
Diversified Equity Master Portfolio	$55,655,356	55,655,356
International Tilts Master Portfolio	$7,846,652	7,846,652
iShares MSCI Canada ETF(b)	65,226	2,657,960
iShares MSCI EAFE Small-Cap ETF	200,143	12,715,085
iShares Russell 2000 ETF(b)	2,608	520,270
		89,550,954
Fixed-Income Funds — 0.2%
BlackRock Diversified Fixed Income Fund, Class K	2,495	23,527
iShares iBoxx $ Investment Grade Corporate Bond ETF(b)	1,479	160,753
		184,280

Security	Shares	Value
Money Market Funds — 13.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.50%(c)(d)	2,449,723	$ 2,450,948
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.31%(c)	11,639,311	11,639,311
		14,090,259
Total Investments — 101.7% (Cost: $100,601,114)		103,825,493
Liabilities in Excess of Other Assets — (1.7)%		(1,747,652)
Net Assets — 100.0%		$ 102,077,841

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/25	Shares/ Investment Value Held at 03/31/25	Income (Expense)	Capital Gain Distributions from Underlying Funds
BlackRock Advantage Emerging Markets Fund, Class K	$ 1,106,666	$ 7,376,494	$ —	$ —	$ (67,110)	$ 8,416,050	820,278	$ —	$ —
BlackRock Cash Funds: Institutional, SL Agency Shares	3,006,184	—	(555,734)(a)	696	(198)	2,450,948	2,449,723	3,463 (b)	—
BlackRock Cash Funds: Treasury, SL Agency Shares	20,698,367	—	(9,059,056)(a)	—	—	11,639,311	11,639,311	166,476	—
BlackRock Diversified Fixed Income Fund, Class K	22,988	292	—	—	247	23,527	2,495	292	—
BlackRock High Yield Bond Portfolio, Class K(c)	—	—	—	—	—	—	—	(900)	—
BlackRock Real Estate Securities Fund	419,225	—	—	—	9,045	428,270	28,269	—	—
BlackRock Tactical Opportunities Fund, Class K	1,302,546	—	—	—	8,765	1,311,311	87,654	—	—
Diversified Equity Master Portfolio	42,609,411	16,091,616 (a)(d)	—	415,898	(3,461,569)	55,655,356	$55,655,356	234,876	—
International Tilts Master Portfolio	7,184,412	49,104 (a)(d)	—	140,272	472,864	7,846,652	$7,846,652	49,104	—
iShares iBoxx $ Investment Grade Corporate Bond ETF	158,016	—	—	—	2,737	160,753	1,479	1,189	—
iShares MSCI Canada ETF	2,203,564	421,919	—	—	32,477	2,657,960	65,226	—	—
iShares MSCI EAFE ETF(c)	376,914	—	(408,853)	79,528	(47,589)	—	—	—	—
iShares MSCI EAFE Small-Cap ETF	1,661,148	10,637,202	—	—	416,735	12,715,085	200,143	—	—
iShares Russell 2000 ETF	576,264	—	—	—	(55,994)	520,270	2,608	1,199	—
				$ 636,394	$ (2,689,590)	$ 103,825,493		$ 455,699	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
(d)	Inclusive of income and expense allocated from the Master Portfolio.

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock LifePath® Dynamic 2060 Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	11	06/12/25	$ 1,974	$ (13,533)
10-Year U.S. Treasury Note	23	06/18/25	2,563	4,439
E-mini Russell 2000 Index	35	06/20/25	3,547	24,736
Micro E-mini S&P 500 Index	214	06/20/25	6,049	8,243
MSCI EAFE Index	18	06/20/25	2,175	(53,133)
MSCI Emerging Markets Index	31	06/20/25	1,722	(32,344)
S&P 500 E-Mini Index	7	06/20/25	1,979	26,041
				(35,551)
Short Contracts
NASDAQ 100 E-Mini Index	5	06/20/25	1,944	1,476
				$ (34,075)
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	36,000	USD	25,062	Goldman Sachs International	06/18/25	$ 51
CAD	1,345,423	USD	936,593	Goldman Sachs International	06/18/25	1,922
USD	25,023	EUR	23,000	Deutsche Bank AG	06/18/25	46
						2,019
AUD	6,473,873	USD	4,082,942	Morgan Stanley & Co. International PLC	06/18/25	(35,181)
CAD	171,000	USD	120,003	Standard Chartered Bank	06/18/25	(720)
JPY	607,832,384	EUR	3,834,869	State Street Bank and Trust Co.	06/18/25	(77,117)
JPY	300,062,707	USD	2,021,227	Barclays Bank PLC	06/18/25	(3,419)
JPY	146,855,500	USD	1,008,528	Goldman Sachs International	06/18/25	(20,980)
						(137,417)
						$ (135,398)
OTC Total Return Swaps
Paid by the Fund		Received by the Fund
Rate	Frequency	Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1-day SOFR plus 1.20%, 4.41%	Quarterly	Russell 1000 Value Index Total Return (RU10VATR)	Quarterly	Morgan Stanley & Co. International PLC	N/A	10/06/25	USD	148	$ 249	$ —	$ 249
1-day SOFR plus 0.69%, 4.41%	Quarterly	Russell 1000 Value Index Total Return (RU10VATR)	Quarterly	Morgan Stanley & Co. International PLC	N/A	10/06/25	USD	250	6,018	—	6,018
1-day SOFR plus 0.63%, 4.41%	Quarterly	Russell 1000 Value Index Total Return (RU10VATR)	Quarterly	Morgan Stanley & Co. International PLC	N/A	10/06/25	USD	588	1,768	—	1,768
									$ 8,035	$ —	$ 8,035
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock LifePath® Dynamic 2060 Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 26,048,946	$ —	$ —	$ 26,048,946
Fixed-Income Funds	184,280	—	—	184,280
Money Market Funds	14,090,259	—	—	14,090,259
	$40,323,485	$—	$—	40,323,485
Investments Valued at NAV(a)				63,502,008
				$ 103,825,493
Derivative Financial Instruments(b)
Assets
Equity Contracts	$ 60,496	$ 8,035	$ —	$ 68,531
Foreign Currency Exchange Contracts	—	2,019	—	2,019
Interest Rate Contracts	4,439	—	—	4,439
Liabilities
Equity Contracts	(85,477)	(13,533)	—	(99,010)
Foreign Currency Exchange Contracts	—	(137,417)	—	(137,417)
	$(20,542)	$(140,896)	$—	$(161,438)

(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

(b)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
JPY	Japanese Yen
USD	United States Dollar

Portfolio Abbreviation
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate